Schedule of property and equipment, net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Property, Plant, and Equipment [Line Items]
Total	$ 207	$ 268	$ 257
Less: accumulated depreciation	(179)	(232)	(187)
Net book value	28	36	70
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total	68	88	77
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total	4	5	5
Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total	17	22	22
Operating Lease Right of Use Assets [Member]
Property, Plant, and Equipment [Line Items]
Total	$ 118	$ 153	$ 153